Equity-Accounted Investees and Joint Business - Ownership and carrying amount (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 29, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity-Accounted Investees and Joint Business
Equity-accounted investments		€ 97	€ 69	€ 421	€ 1,498
Total equity accounted investees with similar activity to that of the Group
Equity-Accounted Investees and Joint Business
Equity-accounted investments			€ 69	418	1,494
Grifols Egypt Plasma Derivatives S.A.E.
Equity-Accounted Investees and Joint Business
Ownership interest (as a percent)	49.00%	49.00%	49.00%
Equity-accounted investments		€ 76	€ 63	46	36
BioDarour P.J.S. Co.
Equity-Accounted Investees and Joint Business
Ownership interest (as a percent)		39.40%	34.30%
Equity-accounted investments		€ 2	€ 6	€ 11	€ 5
Grifols Canada Plasma, Inc.
Equity-Accounted Investees and Joint Business
Ownership interest (as a percent)		50.10%
Equity-accounted investments		€ 19